Goodwill (Tables)	3 Months Ended
Jan. 31, 2023
Intangible assets and goodwill [abstract]
Summary of Goodwill by Segment
Goodwill by Segment

(millions of Canadian dollars)	Canadian Personal and Commercial Banking	U.S. Retail 1	Wealth Management and Insurance	Wholesale Banking	Total
Carrying amount of goodwill as at November 1, 2021	$900	$13,134	$1,924	$274	$16,232
Foreign currency translation adjustments and other	2	1,329	80	13	1,424
Carrying amount of goodwill as at October 31, 2022 2	$902	$14,463	$2,004	$287	$17,656
Foreign currency translation adjustments and other	–	(340)	(20)	(3)	(363)
Carrying amount of goodwill as at January 31, 2023 2	$902	$14,123	$1,984	$284	$17,293

1	Goodwill predominantly relates to U.S. personal and commercial banking.
2	Accumulated impairment as at January 31, 2023 and October 31, 2022 was nil.